SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ESTIMATED ECONOMIC USEFUL LIVES OF THE ASSETS
Category	Estimated useful lives
Land use right	50 years
Software	3 years

Category	Estimated useful lives
Land use right	50 years
Software	3 years

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES
Category	Estimated useful lives
Electronic equipment	3 years
Machinery and equipment	3-10 years
Vehicle	4 years
Office equipment	3-5 years
Building	20 years

Category	Estimated useful lives
Electronic equipment	3 years
Machinery and equipment	3-10 years
Vehicle	4 years
Office equipment	3-5 years
Building	20 years

SCHEDULE OF REAL ESTATE PROPERTIES FOR LEASE
Category.	Estimated useful lives
Plant	20 years
Land use right	50 years

Category	Estimated useful lives
Plant	20 years
Land use right	50 years

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table disaggregates the Company’s revenue for the six months ended June 30, 2023 and 2024:

	For the six months ended June 30,
	2023	2024
	(Unaudited)
By revenue type
Sales of manufactured electronic products	$1,135,324	$589,231
Commissioned processing service	740,063	72,020
Rental income	158,012	113,952
Others	63,973	35,838
Total	$2,097,372	$811,041

The following table disaggregates the Company’s revenue for the years ended December 31, 2022 and 2023:

	For the years ended December 31,
	2022	2023
By revenue type
Sales of manufactured electronic products	$1,543,397	$2,340,440
Commissioned processing service	866,993	942,626
Rental income	357,338	256,642
Others	385,758	131,014
Total	$3,153,486	$3,670,722

SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	December 31, 2022		December 31, 2023
	Year-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB6.8972	US$1=RMB6.7290	US$1=RMB7.0978	US$1=RMB7.0803
US$ against NT$	US$1=NT$30.7300	US$1=NT$29.7963	US$1=NT$30.6200	US$1=NT$31.1525

Cetus Capital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

As of June 30, 2024, the amount of common stock subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$57,500,000
Less:
Proceeds allocated to public warrants	(230,575)
Proceeds allocated to public rights	(2,290,800)
Allocation of offering costs related to redeemable shares	(3,208,090)
Redemption of Public Shares	(38,792,466)
Plus:
Accretion of initial carrying value to redemption value	7,739,022
Subsequent measurement of common stock subject to redemption value	1,088,624
Extension funds attributable to common stock subject to redemption	250,000
Common stock subject to possible redemption	$22,055,715

At December 31, 2023, the amount of common stock subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$57,500,000
Less:
Proceeds allocated to public warrants	(230,575)
Proceeds allocated to public rights	(2,290,800)
Allocation of offering costs related to redeemable shares	(3,208,090)
Plus:
Accretion of initial carrying value to redemption value	$7,739,022
Remeasurement of subsequent measurement of common stock subject to redemption value	214,342
Common stock subject to possible redemption	$59,723,899